Related party transactions - Summary of Remuneration of Directors (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of transactions between related parties [abstract]
Salaries	$ 1,501,800	$ 231,034	$ 104,310
Share-based compensation	1,863,260	74,320	149,993
Fees and benefits	1,517,791	411,184	159,881
Key management personnel compensation	$ 4,882,851	$ 716,538	$ 414,184